RENTALS AND LEASES	12 Months Ended
Dec. 31, 2013
RENTALS AND LEASES
RENTALS AND LEASES

13. RENTALS AND LEASES

The company leases sales and administrative office facilities, distribution centers, research and manufacturing facilities, as well as vehicles and other equipment under operating leases. Total rental expense under the company’s operating leases was $212 million in 2013, $183 million in 2012 and $130 million in 2011. As of December 31, 2013, identifiable future minimum payments with non-cancelable terms in excess of one year were:

MILLIONS

2014	$122
2015	101
2016	89
2017	72
2018	59
Thereafter	168
Total	$611

The company enters into operating leases for vehicles whose non-cancelable terms are one year or less in duration with month-to-month renewal options. These leases have been excluded from the table above. The company estimates payments under such leases will approximate $51 million in 2014. These vehicle leases have guaranteed residual values that have historically been satisfied by the proceeds on the sale of the vehicles.